TRADE AND RELATED PARTY PAYABLES	12 Months Ended
Dec. 31, 2025
TRADE AND RELATED PARTY PAYABLES
TRADE AND RELATED PARTY PAYABLES

32.TRADE AND RELATED PARTY PAYABLES

in € thousand	12/31/2025	12/31/2024
Trade payables	35,408	27,822
Associated company payables	2,663	357
Total trade and related party payables	38,071	28,179